UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         February 28, 2017

Date of reporting period:     March 1, 2016 – May 31, 2016

Item 1. Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
May 31, 2016 (Unaudited)

		Fair
	Shares	Value

JAPANESE EQUITY SECURITIES (97.3%)
Banks
The Akita Bank, Ltd.	1,067,000	$3,130,303
General banking services
The Bank of Saga Ltd.	411,000	908,964
General banking services
The Taiko Bank, Ltd.	1,462,000	2,547,084
General banking services
The Yamanashi Chuo Bank, Ltd.	1,109,000	3,964,290
General banking services
Total Banks (3.3%)		10,550,641

Chemicals
C. Uyemura & Co., Ltd.	126,900	5,269,363
Plating chemicals
Fujikura Kasei Co., Ltd.	972,300	5,081,799
Specialty coating materials and fine chemicals
Fuso Chemical Co., Ltd.	9,800	141,719
Manufactures fruit acids, electronic and functional chemical products
JSR Corporation	165,700	2,438,084
Manufactures synthetic resin products
Koatsu Gas Kogyo Co., Ltd.	407,000	2,413,784
High-pressured gases and chemicals
Sakai Chemical Industry Co., Ltd.	2,317,000	6,504,667
Manufactures components for cosmetics and pharmaceuticals
Sekisui Jushi Corporation	220,100	3,190,834
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	37,000	298,926
Manufactures chemical products
Soken Chemical & Engineering Co., Ltd.	271,400	2,192,661
Manufactures chemical products
Takiron Co., Ltd.	415,000	1,940,513
Manufactures resin and composite products
Tenma Corporation	191,900	3,021,065
Manufactures synthetic resin products
Teraoka Seisakusho Co., Ltd.	356,700	1,094,764
Manufactures various adhesive tapes
T&K Toka Co., Ltd.	116,800	919,386
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	129,500	1,571,114
Manufactures metalworking fluids
Zeon Corporation	209,000	1,577,216
Manufactures synthetic resin products
Total Chemicals (11.6%)		37,655,895

Construction
Daiichi Kensetsu Corporation	19,100	194,655
Construction and real estate businesses
Mirai Industry Co., Ltd.	35,700	445,686
Manufactures electrical installation materials
MIRAIT Holdings Corporation	910,600	9,296,702
Construction of electrical and telecommunication facilities
NDS Co., Ltd.	176,000	440,079
Construction of communication infrastructure
Taihei Dengyo Kaisha, Ltd.	209,000	2,148,863
Construction of thermal and nuclear plant facilities
Toenec Corporation	1,359,000	7,262,394
Construction of comprehensive building facilities
Yondenko Corporation	234,000	859,704
Construction of electrical distribution systems
Total Construction (6.5%)		20,648,083

Electronic Appliances
Espec Corp.	329,800	4,406,066
Manufactures environmental testing products
Hitachi Maxell, Ltd.	177,900	2,546,934
Manufactures media devices, batteries and electrical appliances
Hosiden Corporation	169,300	1,169,114
Manufactures electronic components
Japan Aviation Electronics Industry, Limited	123,000	1,648,808
Manufactures electronic equipment and components
Kitagawa Industries Co., Ltd.	336,900	3,740,630
Manufactures various industrial and consumer products
Koito Manufacturing Co., Ltd.	65,200	3,078,137
Manufactures lighting equipment
Nichicon Corporation	569,400	4,003,995
Manufactures capacitors and transformers
Nihon Kohden Corporation	72,600	2,097,129
Manufactures medical electronic equipment
Shindengen Electric Manufacturing Co., Ltd.	240,000	927,243
Manufactures semiconductor products, electrical components, and power supplies
Total Electronic Appliances (7.5%)		23,618,056

Financing Business
Hitachi Capital Corporation	127,800	2,871,405
General financial services
Ricoh Leasing Company, Ltd.	160,500	4,411,649
Leasing and financial services
Total Financing Business (2.3%)		7,283,054

Food
Taiyo Kagaku Co., Ltd.	51,300	387,598
General food manufacturer
Total Food (0.1%)		387,598

Glass and Ceramics Products
Nichiha Corporation	154,700	2,144,965
Manufactures exterior building materials
Total Glass and Ceramics Products (0.7%)		2,144,965

Information and Communication
Broadleaf Co., Ltd.	167,900	1,655,053
Business software development, sales, and technical support
NS Solutions Corporation	8,100	140,971
System consulting services and software development
OBIC Co., Ltd.	47,700	2,596,416
Computer system integration
Okinawa Cellular Telephone Company	160,900	4,355,832
Telecommunications
Otsuka Corporation	35,400	1,677,649
Computer information system developer
Software Service Inc.	4,000	151,652
Provides medical information systems
Total Information and Communication (3.2%)		10,577,573
		.
Iron and Steel
Chubu Steel Plate Co., Ltd.	851,000	3,833,264
Manufactures steel-related products
Mory Industries Inc.	1,774,000	5,044,322
Manufactures steel tubing products
Nichia Steel Works, Ltd.	1,945,900	4,022,487
Manufactures steel-related products
Nippon Seisen Co., Ltd.	554,000	2,380,430
Manufactures stainless steel wires and metal fibers
Osaka Steel Co., Ltd.	340,700	5,917,194
Manufactures steel-related products
Tohoku Steel Co., Ltd.	500	4,802
Manufactures specialty steel
Total Iron and Steel (6.5%)		21,202,499

Machinery
Hisaka Works, Ltd.	763,400	6,029,744
Manufactures heat exchangers and other machinery
Miura Co., Ltd.	81,300	1,716,562
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	287,700	2,389,276
Manufactures mechanical seals
Nissei ASB Machine Co., Ltd.	9,300	173,777
Manufactures stretch blow molding machines
Nissei Corporation	24,400	205,499
Manufactures reducers and gears
Nitto Kohki Co., Ltd.	100,400	2,207,749
Manufactures machine tools and motor pumps
Oiles Corporation	352,180	5,944,905
Manufactures bearing equipment
Sato Holdings Corporation	138,300	2,983,725
Manufactures electronic printers and other products
Shibuya Kogyo Co., Ltd.	31,500	485,381
Engaged in the packing plant business
Tsubakimoto Chain Co.	117,000	863,929
Manufactures chains for power transmission and other transportation components
Yamashin-Filter Corporation	47,200	177,671
Manufactures filters
Total Machinery (7.3%)		23,178,218

Metal Products
Dainichi Co., Ltd.	267,200	1,468,901
Manufactures oil heating equipment
Neturen Co., Ltd.	586,900	4,455,524
Manufactures steel bars and induction heating equipment
NHK Spring Co., Ltd.	383,300	3,300,850
Manufactures automobile-related products
Piolax, Inc.	87,000	4,484,293
Manufactures automobile-related products
Rinnai Corporation	18,300	1,595,757
Manufactures heating appliances and components
Total Metal Products (4.8%)		15,305,325

Other Products
Fuji Seal International, Inc.	70,500	2,746,051
Packaging-related materials and machinery
Nishikawa Rubber Co., Ltd.	306,600	4,998,372
Manufactures rubber automobile parts
Pigeon Corporation	80,000	2,180,899
Manufactures baby care products
The Pack Corporation	83,800	2,039,401
Manufactures paper and chemical products
Total Other Products (3.8%)		11,964,723

Pharmaceutical
KYORIN Holdings, Inc.	118,000	2,284,799
Manufactures pharmaceuticals
Total Pharmaceutical (0.7%)		2,284,799

Precision Instruments
Nakanishi Inc.	42,700	1,466,632
Manufactures dental instruments
Total Precision Instruments (0.5%)		1,466,632

Real Estate
Daibiru Corporation	266,800	2,492,670
Real estate leasing and building management
Heiwa Real Estate Co., Ltd.	64,000	787,435
Leasing, development and management of real estate
Keihanshin Building Co., Ltd.	943,800	5,009,518
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	191,900	1,678,562
Designs and constructs housing
Total Real Estate (3.1%)		9,968,185

Retail Trade
ABC-Mart, Inc.	47,200	3,059,180
Retail sales of shoes
AIN Pharmaciez Inc.	2,300	147,825
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	95,400	3,793,437
Operates barbecue restaurant chains
Arc Land Sakamoto Co., Ltd.	400,900	4,346,280
Retail sales, wholesale, food and real estate
Create SD Holdings Co., Ltd.	65,100	1,587,246
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	66,200	2,874,364
Operates supermarkets
Heiwado Co., Ltd.	2,400	51,085
Operates supermarkets
Hiday Hidaka Corp	72,543	1,749,073
Operates restaurant chains
Jin Co., Ltd.	68,200	2,348,646
Retail sales of eyewear and fashion accessories
Saint Marc Holdings Co., Ltd.	80,700	2,385,742
Operates restaurant chains
San-A Co., Ltd.	800	37,480
Retail sales of home goods
Seria Co., Ltd.	51,600	3,362,990
Discount retail sales
Start Today Co., Ltd.	75,900	3,466,817
Operates retail E-commerce websites
Studious Co., Ltd. †	5,700	133,007
Retail sales of apparel
Sundrug Co., Ltd.	7,600	629,103
Operates pharmacies and drug store chains
United Arrows Ltd.	40,900	1,222,053
Retail sales of apparel
Yamazawa Co., Ltd.	11,900	181,218
Operates supermarkets
Total Retail Trade (9.5%)		31,375,546

Services
EPS Holdings, Inc.	106,400	1,384,986
Performs contract medical research services
JP-Holdings, Inc.	169,400	530,617
Operates child-care centers
Nihon M&A Center Inc.	23,200	1,415,707
Provides merger and acquisition brokerage services
Relia, Inc.	140,800	1,424,777
Provides telemarketing services
Septeni Holdings Co., Ltd.	48,700	1,507,862
Internet advertising and media content business
Step Co., Ltd.	217,100	2,100,841
Operates preparatory schools
Total Services (2.6%)		8,364,790

Textiles and Apparel
Hogy Medical Co., Ltd.	48,300	2,999,675
Manufactures medical products
Komatsu Seiren Co., Ltd.	436,800	2,397,314
Manufactures synthetic fibers and textile products
Seiren Co., Ltd.	418,600	4,564,622
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (3.0%)		9,961,611

Transportation and Warehousing
Alps Logistics Co., Ltd.	512,900	2,509,404
General logistics services
Japan Transcity Corporation	1,725,000	5,403,277
General logistics services
Meiko Trans Co., Ltd.	426,000	3,676,259
Marine logistics services
Nissin Corporation	522,000	1,682,199
General logistics services
Trancom Co., Ltd.	70,600	4,104,207
General logistics services
Total Transportation and Warehousing (5.4%)		17,375,346

Transportation Equipment
Hi-Lex Corporation	44,900	1,115,002
Manufactures control cables
Nissin Kogyo Co., Ltd.	247,100	3,388,201
Manufactures automobile brake systems
Sanoh Industrial Co., Ltd.	388,100	2,017,924
Manufactures automobile components
Total Transportation Equipment (2.0%)		6,521,127

Utilities
Japan Petroleum Exploration Co., Ltd.	64,700	1,443,164
Develops petroleum products such as crude oil and natural gas
Keiyo Gas Co., Ltd.	396,000	1,583,571
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	142,575	2,778,655
Produces thermal energy products
Total Utilities (1.8%)		5,805,390

Wholesale Trade
Kanaden Corporation	219,700	1,753,158
Factory automation business
Kohsoku Corporation	143,500	1,121,782
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	451,600	5,173,140
Precious metals, electronic materials, and food
Paltac Corporation	72,700	1,455,575
Cosmetics and daily necessities
Ryoden Trading Company, Ltd.	1,087,000	6,377,956
Purchases electronic and electrical devices
Senshu Electric Co., Ltd.	256,300	3,535,172
Electrical wires and cables
Shinko Shoji Co., Ltd.	339,300	3,298,665
Electronic components and devices
SIIX Corporation	178,000	6,113,829
Parts procurement, logistics, and manufacturing of electronics
SPK Corporation	22,400	405,821
Automobile components for assembly
Sugimoto & Co., Ltd.	310,700	3,186,091
Machine tools and measuring instruments
Techno Associe Co., Ltd.	355,700	3,169,127
Screws and nonferrous metal products
Win-Partners Co., Ltd.	23,900	339,579
Engaged in the medical equipment supply business
Total Wholesale Trade (11.1%)		35,929,895

TOTAL JAPANESE EQUITY SECURITIES (97.3%)		$313,569,951

INVESTMENT IN FOREIGN CURRENCY
Japanese Yen
Non-interest bearing account		5,387,263
TOTAL INVESTMENT IN FOREIGN CURRENCY (1.7%)		$5,387,263

TOTAL INVESTMENTS (99.0%)		$318,957,214

OTHER ASSETS LESS LIABILITIES, NET (1.0%)		3,153,728

NET ASSETS (100.0%)		$322,110,942

† Non-income producing security

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2016
Japanese Yen ¥110.78	= USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of May 31, 2016, for federal income tax purposes, subject to change, the aggregate cost of securities was $297,089,019 and net unrealized appreciation was $16,480,932, comprised of gross unrealized appreciation of $36,131,912 and gross unrealized depreciation of $19,650,980. The aggregate cost of investments for tax purposes will depend upon Japan Smaller Capitalization Fund, Inc. (the "Fund") investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with generally accepted accounting principles ("GAAP"), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of May 31, 2016.

Level	Investments in Securities
Level 1
Equity Securities	$313,569,951
Foreign Currency	5,387,263
Level 2	-
Level 3	-
Total	$318,957,214

During the quarter ended May 31, 2016, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended May 31, 2016, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  7-25-16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  7-25-16

By:   /s/ Amy J. Marose
        Amy J. Marose
        Treasurer, Principal Financial Officer

Date:  7-25-16